Revenue and related balances (Tables)	12 Months Ended
Dec. 31, 2024
Revenue From Contracts With Customers [Abstract]
Schedule of Disaggregation of Revenue	The following table presents a disaggregation of revenue for the years ended December 31:

	December 31,
	2024	2023
	$	$
Subscription revenue	204,302	169,764
Professional services	12,629	11,075
	216,931	180,839

Schedule of Revenue Expected to be Recognized in Future Years
The following table presents revenue expected to be recognized in future years related to performance obligations that are unsatisfied as at December 31:

	2025	2026	2027 and thereafter
	$	$	$
Subscription revenue	156,936	83,520	63,775
Professional services	4,483	169	—
	161,419	83,689	63,775

Schedule of Reconciliation of Contract Assets and Deferred Revenue
The following table provides information about contract costs as at December 31:

	2024	2023
	$	$
Balance - January 1	17,144	10,709
Contract costs	19,121	12,476
Amortization expense - acquisition costs	(5,137)	(3,195)
Amortization expense - fulfillment costs	(10,476)	(2,846)
Effects of foreign exchange	(594)	—
Balance - December 31	20,058	17,144

Current	7,452	6,394
Non-current	12,606	10,750
	20,058	17,144
The following table provides information about deferred revenue:

	2024	2023
	$	$
Balance - January 1	67,885	56,307
Decrease from revenue recognized	(213,508)	(181,678)
Increase due to amounts invoiced	220,490	192,716
Foreign currency translation and other movements	(1,151)	540
Balance - December 31	73,716	67,885

Current	72,922	67,268
Non-current	794	617
	73,716	67,885

Schedule of Reconciliation of Accrued Revenues
The following table provides information about accrued revenues:

	2024	2023
	$	$
Balance - January 1	3,486	3,288
Decrease from transfers to trade receivables	(2,146)	(4,068)
Increase from revenue recognized	2,622	4,266
Balance - December 31	3,962	3,486